SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

23.         SUBSEQUENT EVENTS

On October 13, 2023, the Company entered into a placing agreement to restructure its previously issued US$104,052 (RMB 720,000,000) 4.8% structured note, originally issued on October 29, 2019, and extended in 2020. The outstanding structured note was replaced with a new issuance of US$52,026 (360,000,000) 4.25% bonds, maturing in 2024, through a private placement agreement with CNCB (Hong Kong) Capital Limited. This restructuring resulted in a reduced principal and interest rate, reflecting the Company’s ongoing efforts to optimize its debt structure. In conjunction with the structured note restructuring, the corresponding trust arrangements were also modified to reflect the changes in the bond terms. The trust, which holds assets linked to the structured note, has been adjusted in line with the new bond’s reduced principal and interest terms. This alignment between the bond restructuring and the trust ensures that the Company’s liabilities and trust-related assets remain consistent and properly reflected in its financial statements.

On September 4, 2023, the Company’s board of directors received a preliminary non-binding proposal from Mr. Jiangong Dai (the “Proposing Buyer”) to acquire all outstanding Class A and Class B ordinary shares of the Company, including Class A shares represented by American depositary shares (ADSs), that are not already owned by the Proposing Buyer, in a potential “going-private” transaction. The proposed purchase price is US$0.619 per Class A share, or US$6.19 per ADS, representing a premium of approximately 210% over the closing price of the Company’s ADSs on September 1, 2023, and a premium of about 25% over the volume-weighted average closing price of the ADSs over the last 30 trading days prior to the trading suspension. The Company’s board of directors is forming a special committee of independent directors to review the proposal, although there is no assurance that a definitive offer will be made or that any transaction will proceed. Further updates will be provided as necessary in compliance with applicable laws.

On December 22, 2022, the Company entered into agreements related to the merger of CIH with CIH Merger Sub Holdings Limited, a subsidiary of CIH Holdings Limited (“CIH Parent”). As a result of the merger, CIH became a privately owned entity under the Buyer Group, including the Company. The merger, which closed in April 2023, led to the delisting of CIH’s ADSs from the NASDAQ Capital Market. The Company also provided a cash equity investment of approximately US$14,800 and guaranteed certain payment obligations of CIH Parent under the merger agreement. As of the date of this annual report, no additional expenditures or obligations beyond the US$14,800 commitment have been incurred.